GENERAL INFORMATION (Financial Position) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,655	$ 2,830	$ 4,782	$ 5,486
Accumulated deficit	$ 57,494		57,494		$ 52,712
Gross proceeds from underwritten public offering			$ 20,200